Financial risk management - Maturity analysis for derivative financial liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Maturity analysis for contractual undiscounted cash flows
Financial liabilities, undiscounted cash flows	€ 551,992	€ 411,618
On demand
Maturity analysis for contractual undiscounted cash flows
Financial liabilities, undiscounted cash flows	48,203	29,945
Less than 1 year
Maturity analysis for contractual undiscounted cash flows
Financial liabilities, undiscounted cash flows	346,698	219,740
1 to 3 years
Maturity analysis for contractual undiscounted cash flows
Financial liabilities, undiscounted cash flows	69,961	80,479
Over 3 years
Maturity analysis for contractual undiscounted cash flows
Financial liabilities, undiscounted cash flows	87,130	81,454
Trade payables
Maturity analysis for contractual undiscounted cash flows
Financial liabilities, undiscounted cash flows	80,424	78,576
Trade payables | On demand
Maturity analysis for contractual undiscounted cash flows
Financial liabilities, undiscounted cash flows	38,845	20,907
Trade payables | Less than 1 year
Maturity analysis for contractual undiscounted cash flows
Financial liabilities, undiscounted cash flows	41,579	57,669
Other current liabilities
Maturity analysis for contractual undiscounted cash flows
Financial liabilities, undiscounted cash flows	102,589	97,285
Other current liabilities | On demand
Maturity analysis for contractual undiscounted cash flows
Financial liabilities, undiscounted cash flows	9,358	8,758
Other current liabilities | Less than 1 year
Maturity analysis for contractual undiscounted cash flows
Financial liabilities, undiscounted cash flows	93,231	88,527
Lease liabilities
Maturity analysis for contractual undiscounted cash flows
Financial liabilities, undiscounted cash flows	185,217	167,376
Lease liabilities | Less than 1 year
Maturity analysis for contractual undiscounted cash flows
Financial liabilities, undiscounted cash flows	53,348	37,824
Lease liabilities | 1 to 3 years
Maturity analysis for contractual undiscounted cash flows
Financial liabilities, undiscounted cash flows	55,169	58,685
Lease liabilities | Over 3 years
Maturity analysis for contractual undiscounted cash flows
Financial liabilities, undiscounted cash flows	76,700	70,867
Bank overdrafts
Maturity analysis for contractual undiscounted cash flows
Financial liabilities, undiscounted cash flows		280
Bank overdrafts | On demand
Maturity analysis for contractual undiscounted cash flows
Financial liabilities, undiscounted cash flows		280
Borrowings
Maturity analysis for contractual undiscounted cash flows
Financial liabilities, undiscounted cash flows	183,762	68,101
Borrowings | Less than 1 year
Maturity analysis for contractual undiscounted cash flows
Financial liabilities, undiscounted cash flows	158,540	35,720
Borrowings | 1 to 3 years
Maturity analysis for contractual undiscounted cash flows
Financial liabilities, undiscounted cash flows	14,792	21,794
Borrowings | Over 3 years
Maturity analysis for contractual undiscounted cash flows
Financial liabilities, undiscounted cash flows	€ 10,430	€ 10,587